Events after the reporting period	12 Months Ended
Dec. 31, 2019
Events after the reporting period
Events after the reporting period

28.  Events after the reporting period

The wide spread of the novel coronavirus (COVID‑19) in the PRC since January 2020 is a fluid and challenging situation facing all industries. If the COVID‑19 outbreak is not effectively controlled in a short period of time, the Group’s business and results of operations could be adversely affected to the extent the COVID‑19 outbreak harms the PRC or world economy generally, or otherwise harms the business of the Group’s customers, which in turn may have a negative impact on the demands for the Group’s services. The Group considers this outbreak to be a non-adjusting post balance sheet event.  Given the uncertainty of the situation, the duration of the business disruption and related financial impact cannot be reasonably estimated at this time.

On 31 March 2020, the board of directors of the Company approved to dispose 80% of the equity interests in a wholly-owned subsidiary of the Company, Beijing Youhujia Healthcare Management Co. Ltd., which is mainly engaged in the provision of matron services for a total consideration of RMB 4,000, to Shanghai YD Care Medical Technology Co. Ltd., a related party. The consideration was determined with the assistance of an independent qualified valuer.